Share-based payment (Details) - Schedule of stock option activity plan - $ / shares	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020
Schedule of stock option activity plan [Abstract]
Number of shares, Outstanding at beginning (in Shares)	211,006	216,706	42,815	47,277
Weighted average exercise price Outstanding at beginning		$ 991.99		$ 881.97
Weighted average grant date fair value, Outstanding at beginning	$ 468.41	$ 468.60	$ 349.95	$ 343.83
Weighted average remaining contractual life, Outstanding at beginning		9 years		7 years 1 month 6 days
Number of shares, Forfeited (in Shares)	(800)	(5,700)		(4,462)
Weighted average exercise price, Forfeited	$ 1,005.85	$ 1,005.85		$ 366.00
Weighted average grant date fair value, Forfeited	$ 475.71	$ 475.71		$ 285.11
Number of shares, Outstanding at ending (in Shares)	210,206	211,006	42,815	42,815
Weighted average exercise price, Outstanding at ending	$ 991.57	$ 991.62	$ 935.74	$ 935.74
Weighted average grant date fair value, Outstanding at ending	$ 468.38	$ 468.41	$ 349.95	$ 349.95
Weighted average remaining contractual life, Outstanding at ending	8 years 6 months	8 years 8 months 12 days	6 years 9 months 18 days	7 years
Number of shares, Expected to vest and exercisable (in Shares)	210,206		42,815
Weighted average exercise price, Expected to vest and exercisable	$ 991.57		$ 935.74
Weighted average grant date fair value, Expected to vest and exercisable	$ 468.38		$ 349.95
Weighted average remaining contractual life, Expected to vest and exercisable	8 years 6 months		6 years 9 months 18 days